Segment Reporting (Details) $ in Millions	3 Months Ended								4 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment reporting information
Number of segments | segment										3
Net revenues	$ 48,385	$ 46,181	$ 45,685	$ 44,514	$ 45,971	$ 44,615	$ 43,725	$ 43,215		$ 184,765	$ 177,526	$ 153,290
Gross profit	7,904	7,126	6,935	6,580	7,606	7,492	7,015	6,744		28,545	28,857	26,528
Operating profit	$ 3,108	2,499	$ 2,117	$ 1,793	$ 3,000	$ 2,824	$ 2,357	$ 2,185		9,517	10,366	9,475
Depreciation and amortization										2,480	2,475	2,092
Additions to property and equipment										2,049	2,279	2,367
Restructuring charges incurred										215
Goodwill, impairment loss		$ 0								181
ASU 2017-17
Segment reporting information
Operating profit											28	21
Pharmacy Services Segment
Segment reporting information
Depreciation and amortization										712	714	654
Additions to property and equipment										311	295	359
Pharmacy Services Segment | Operating profit
Segment reporting information
Litigation settlement, amount											88
Retail/LTC Segment
Segment reporting information
Depreciation and amortization										1,651	1,642	1,336
Additions to property and equipment										1,398	1,732	1,883
Goodwill, impairment loss										181
Retail/LTC Segment | Operating profit
Segment reporting information
Acquisition related costs												64
Restructuring charges incurred										215
Goodwill, impairment loss										181
Asset impairment charges											34
Corporate Segment
Segment reporting information
Depreciation and amortization										117	119	102
Additions to property and equipment										340	252	125
Corporate Segment | Operating profit
Segment reporting information
Payments for legal settlements												90
Operating Segments | Pharmacy Services Segment
Segment reporting information
Net revenues										130,596	119,963	100,363
Gross profit										6,040	5,901	5,227
Operating profit										4,755	4,676	3,992
Net revenues, retail co-payments										10,800	10,500	8,900
Operating Segments | Retail/LTC Segment
Segment reporting information
Net revenues										79,398	81,100	72,007
Gross profit										23,317	23,738	21,992
Operating profit										6,469	7,302	7,146
Operating Segments | Corporate Segment
Segment reporting information
Operating profit										(966)	(891)	(1,035)
Intersegment Eliminations
Segment reporting information
Net revenues										(25,229)	(23,537)	(19,080)
Gross profit										(812)	(782)	(691)
Operating profit										(741)	(721)	(628)
Rx Crossroads Member | Corporate Segment | Operating profit
Segment reporting information
Transaction cost related to divestitures										9
Omnicare Inc and Target Pharmacy Acquisition | Retail/LTC Segment | Gross Profit
Segment reporting information
Acquisition related costs											46
Omnicare Inc and Target Pharmacy Acquisition | Retail/LTC Segment | Operating profit
Segment reporting information
Acquisition related costs											281
Omnicare Inc and Target Pharmacy Acquisition | Corporate Segment | Operating profit
Segment reporting information
Acquisition related costs												156
Integration related costs											$ 10
Omnicare, Inc.
Segment reporting information
Net revenues									$ 2,600
Acquisition related costs												$ 70
Omnicare, Inc. | Retail/LTC Segment | Gross Profit
Segment reporting information
Acquisition related costs										2
Omnicare, Inc. | Retail/LTC Segment | Operating profit
Segment reporting information
Acquisition related costs										34
Omnicare, Inc. | Corporate Segment | Operating profit
Segment reporting information
Integration related costs										3
Aetna Acquisition
Segment reporting information
Acquisition related costs										34
Aetna Acquisition | Corporate Segment | Operating profit
Segment reporting information
Acquisition related costs										$ 34
Customer Concentration Risk | Aetna | Sales Revenue, Net
Segment reporting information
Concentration risk, percentage										12.30%	11.70%	10.00%
Geographic Concentration Risk | United States | Sales Revenue, Net
Segment reporting information
Concentration risk, percentage										99.00%
Geographic Concentration Risk | United States | Long-lived Assets
Segment reporting information
Concentration risk, percentage										99.00%